PREPAID EXPENSES	12 Months Ended
Nov. 30, 2020
Disclosure Of Detail Information About Prepaid Expenses [Abstract]
PREPAID EXPENSES [Text Block]
3. PREPAID EXPENSES

As at November 30, 2020 and 2019, the Company's prepaid expenses consist of the following:

	2020	2019

Advertising and promotions	$3,000	$38,146
Rent	10,611	17,043
Others	12,297	50,350
	$25,908	$105,539